INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Movement of Deferred Income Taxes [Table Text Block]
The movement of the deferred income taxes for US holding company is as follows:

	September 30, 2013	September 30, 2012
Beginning balance-Net operating loss	$265,000	$-
Addition: Net operating losses	342,725	265,000
Ending balance-Net operating loss	607,725	265,000
Effective tax rate	34%	34%
Deferred tax assets	206,627	90,100
Valuation allowance	(206,627)	(90,100)
Ending balance	-	-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table reconciles the U.S. statutory rates to the Company’s effective tax rate as of the:

	Three and Nine Months Ended June 30,
	2014	2013
U.S. Statutory rate	34%	34%
Foreign income not recognized in the U.S.	-34%	-34%
PRC statutory income tax rate	25%	25%
Tax exemption	-25%	-25%
Effective income tax rate	—	—

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate as of the:

	For the Years Ended September 30,
	2013	2012
U.S. Statutory rate	34%	34%
Foreign income not recognized in the U.S.	-34%	-34%
PRC statutory income tax rate	25%	25%
Tax exemption	-25%	-25%
Effective income tax rate	-	-